Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Interest and Dividend Income
Interest on loans, including fees	$ 43,361,000		$ 31,781,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	1,109,000		685,000
Total Interest and Dividend Income	44,470,000		32,466,000
Interest Expense
Interest on deposits	18,811,000		6,043,000
Interest on Federal Home Loan Bank short-term borrowings	3,907,000		737,000
Interest on Federal Home Loan Bank long-term borrowings	1,326,000		1,355,000
Interest on Federal Reserve Bank borrowings	34,000		15,000
Interest on other short-term borrowings	780,000		107,000
Interest on subordinated debt	1,449,000		520,000
Total Interest Expense	26,307,000		8,777,000
Net Interest Income	18,163,000		23,689,000
Recovery of Provision for Credit Losses	(45,000)	[1]	2,475,000
Provision for Off Balance Sheet Credit Exposures	202,000		0
Net Interest Income after Provision for Credit Losses	18,006,000		21,214,000
Non-Interest Income
Insurance commissions	663,000		593,000
Income from bank-owned life insurance	102,000		89,000
Net gain on loans held for sale	6,696,000		12,500,000
Gain on the sale of SBA loans	468,000		310,000
Total Non-Interest Income, net	15,332,000		19,411,000
Non-Interest Expense
Salaries and employee benefits	20,973,000		20,137,000
Directors’ fees and expenses	316,000		286,000
Occupancy and equipment	2,481,000		1,904,000
Data processing	1,051,000		690,000
Professional fees	1,058,000		748,000
FDIC deposit insurance assessment	867,000		658,000
Advertising	643,000		568,000
Amortization of other intangible	49,000		49,000
Other	3,002,000		2,220,000
Total Non-Interest Expense	30,440,000		27,260,000
Income before Income Taxes	2,898,000		13,365,000
Income Taxes	1,228,000		3,054,000
Net Income	1,670,000		10,311,000
Net Income Attributable to Noncontrolling Interest	(350,000)		2,448,000
Net Income Attributable to Quaint Oak Bancorp, Inc.	$ 2,020,000		$ 7,863,000
Earnings per share – basic (in dollars per share)	$ 0.9		$ 3.85
Average shares outstanding - basic (in shares)	2,254,444		2,042,740
Earnings per share - diluted (in dollars per share)	$ 0.89		$ 3.65
Average shares outstanding - diluted (in shares)	2,275,034		2,152,889
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 2,338,000		$ 3,103,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	94,000		298,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	1,253,000		650,000
Loan Servicing Fee [Member]
Non-Interest Income
Non-interest revenue	$ 3,718,000		$ 1,868,000

[1]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.